CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 5,206	$ 4,042
Restricted bank deposit	371	463
Accounts receivable, net of allowance for doubtful accounts of $14,124 and $12,667 as of December 31, 2023 and 2022, respectively	13,357	10,852
Other current assets	1,742	2,239
Inventories, net	2,503	3,411
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	28,462	26,290
LONG-TERM ASSETS
Property and equipment, net	2,701	1,640
Intangible assets, net	5,576	5,617
Goodwill	7,026	7,026
Other long-term assets	988	1,467
TOTAL LONG-TERM ASSETS	16,291	15,750
TOTAL ASSETS	44,753	42,040
CURRENT LIABILITIES
Accounts payable	1,883	1,267
Employees and payroll accruals	1,015	1,339
Related parties	100	168
Short- term loans	792	900
Accrued expenses and other liabilities	485	469
Short- term operating lease liabilities	401	381
Deferred revenues	726	715
TOTAL CURRENT LIABILITIES	5,402	5,239
LONG-TERM LIABILITIES
Long-term loans	33,952	32,600
Other long-term liabilities	583	1,070
TOTAL LONG TERM LIABILITIES	34,535	33,670
TOTAL LIABILITIES	39,937	38,909
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 2.5 par value - authorized 100,000,000 shares, 13,291,028 and 4,206,327 shares issued and outstanding at December 31, 2023 and 2022, respectively	9,094	3,057
Additional paid-in capital	102,670	103,000
Accumulated deficit	(106,948)	(102,926)
Total shareholders' equity	4,816	3,131
Total liabilities and shareholders' equity	$ 44,753	$ 42,040